SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Effective January 13, 2023, a lender of an of an original $100,000 convertible unsecured promissory note dated July 13, 2022, declared an event of default related to the Company not paying outstanding principal and interest due on the maturity date of January 13, 2023. As a result, and in accordance with the promissory note covenants, upon the occurrence and during the continuation of any Event of Default, the Note shall become immediately due and payable and the Company shall pay to the lender, in full satisfaction of its obligations hereunder, an amount equal to 150% times the sum of (w) the then outstanding principal amount of the Note plus (x) accrued and unpaid interest on the unpaid principal amount of this Note to the date of payment plus Default Interest at a rate of 22%. Effective February 3, 2023 with the Event of Default, the outstanding principal was increased from $100,000 to $160,000 and default interest was calculated at $17,841 for a total amount owed of $177,841.

From February 3, 2023 to February 28, 2023, the lender elected to convert $25,275 of the outstanding $177,841 total amount owed into 97,896,638 shares of the Company’s $0.001 par value common stock. The conversion price was from $0.0002 to $0.0003 per share and after the conversions, the outstanding principal and interest balance is $155,276. See Note 4- Debt. The issuance of the shares below $0.00045 triggered anti-dilution provisions in certain other instruments effective February 2023.

On February 6, 2023, the Company received $18,000 of proceeds from the sale of its $0.001 par value common stock that was recorded as a subscription receivable at January 31, 2023. See Note 5 – Stock.

On February 6, 2023, the Company repaid $2,500 of an original $50,000 convertible unsecured promissory note dated April 14, 2016. As a result of the repayment, the outstanding principal balance is now $30,000. See Note 4 – Debt.

Effective February 14, 2023, a lender of an original $560,000 convertible secured promissory note dated May 23, 2023, elected to convert $4,445 of principal, $5,605 of accrued interest and $1,750 of note conversion fees into 20,000,000 shares of the Company’s $0.001 par value common stock. The conversion price was $0.00059 per share and after the conversion, the outstanding principal balance is $512,218. See Note 4- Debt.

On February 13, 2023, a lender of several convertible secured promissory notes provided a waiver of the repayment from proceeds up to $50,000 received from each sale of common stock to providers of Common Stock Purchase Agreements. However, if the proceeds received from a sale of common stock exceed $50,000, the excess proceeds will be utilized to repay the lenders outstanding secured promissory notes. See Note 4 – Debt.

On February 16, 2023, the Company sold 40,000,000 shares of its $0.01 par value common stock to a provider of a Common Stock Purchase Agreement that were included on a Form S-1 that was declared effected by the SEC on December 28, 2022. The sale of stock was priced at $0.00045 per share and the Company received $18,000 of proceeds. See Note 5 – Stock.

Effective February 15, 2023, a lender of an of an original $200,000 note payable dated July 15, 2022, declared an event of default related to the Company not reserving sufficient shares for its outstanding principal and interest due on the maturity date of July 15, 2023. As a result, and in accordance with the note payable covenants, upon the occurrence and during the continuation of any Event of Default, the note payable and all accrued interest shall become immediately due and payable and convertible into shares of the Company’s $0.001 par value common stock.

From February 15, 2023 to February 28, 2023, the lender elected to convert outstanding principal and interest into 100,000,000 shares of the Company’s $0.001 par value common stock. See Note 4- Debt.

On February 24, 2023, the Company sold 15,000,000 shares of its $0.01 par value common stock to a provider of a Common Stock Purchase Agreement that were included on a Form S-1 that was declared effected by the SEC on December 28, 2022. The sale of stock was priced at $0.0003 per share and the Company received $4,500 of proceeds. See Note 5 – Stock.

NOTE 9 – SUBSEQUENT EVENTS

Effective May 6, 2022, the Company signed an Equity Line Purchase Agreement whereby subject to the terms and conditions set forth, the Company will sell to the Investor up to Ten Million Dollars ($10,000,000) or Four Hundred Million (400,000,000) shares of registered common stock, $0.001 par value per share.

Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investor, by its delivery to the Investor of a Purchase Notice from time to time, to purchase a minimum of twenty thousand dollars ($20,000) and up to a maximum of; (i) two hundred fifty thousand dollars ($250,000), or (ii) one hundred and fifty percent (150%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the ten (10) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered.  The maturity date of the Agreement is November 6, 2022.

The Purchase Price is 75% of the lowest traded price of the Common Stock during the Valuation Period. Following an up-list of the Common Stock on The Nasdaq Stock Market or an equivalent national exchange, the Purchase Price shall be set at eighty percent (80%) of the lowest traded price of the Company’s Common Stock during the Valuation Period, subject to a floor of $0.01, per share (subject to adjustments for stock splits, dividends, and similar occurrences).   The right of the Company to commence sales of the common stock is subject to the satisfaction that a Registration Statement shall have been declared and remain effective by and with the SEC, and no stop order with respect to the Registration Statement shall be pending or threatened by the SEC.

Through the date of this Form 10-K, the Registration Statement had not been declared effective and as such, no sales of stock have occurred.

Effective May 26, 2022, the Company executed a settlement agreement with an unsecured convertible note payable lender related to the Company not having sufficient shares of stock reserved for a conversion requested in January 2022.  The settlement was a release by the lender of any and all rights that the lender could have requested in exchange for the issuance of 2,600,000 shares of the Company’s $0.001 par value common stock.  In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 will be recorded as an offset to additional paid in capital.   See Note 3 – Debt.

On May 23, 2022, a lender of a $315,000 convertible unsecured promissory note dated November 24, 2021 elected to convert $135,670 of the principal amount, $18,020 of accrued interest and a $1,750 note conversion fee into 26,800,000 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $179,330 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $44,033 and the debt issue costs balance is $58,202 after the conversion.  See Note 3 – Debt.

On July 5, 2022, the same lender of the $315,000 convertible unsecured promissory note dated November 24, 2021 discussed above, elected to convert $42,587 of the principal amount, $2,063 of accrued interest and a $1,750 note conversion fee into 8,000,000 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $136,743 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $34,458 and the debt issue costs balance is $23,744 after the conversion.  See Note 3 – Debt.

On May 23, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $560,000 with an original issue discount of 10% OID.  The Company received $468,760 of net proceeds from the issuance of the Note after payment of $56,000 for the OID and $35,240 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock.  The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or May 23, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price is a fixed $0.021 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.  Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.025 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of May 23, 2022, the Company will record $560,000 as the liability for the Note with offsets of $56,000 for the OID and $35,240 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company will allocate $274,962 to the warrants which will be recorded as a debt discount with an offset to additional paid in capital.  The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.022, warrant exercise price $0.025, expected term of 3 years, expected volatility of 283% and discount rate of 1.07% and (2) 5- year term warrants - stock price $0.022, warrant exercise price ($0.03 to $0.035), expected term of 5 years, expected volatility of 317% and discount rate of 1.07%. The debt discount for the warrants will be amortized over the one-year term of the Note. In total, the Company will record $370,602 of debt discounts on the date of the Note (OID, debt discount cost and warrants). As a result of the Company’s Regulation A amended pricing of $0.0168 per share on July 18, 2022, this triggered down round protection of the warrant exercise price and number of warrants issued (including the Nov. 2021 and April 2022 funding) however, the lender granted the Company a written waiver of issuing additional warrants along with forgoing the reduced exercise price as provided in the warrant anti-dilution language.  See Note 3 – Debt.

From May 11, 2022 through July 20, 2022, the Company received $549,800 of proceeds from the sale of 29,157,141 shares of stock at $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received $40,000 of proceeds from three Reg A investors but have not been processed into 1,904,761 shares because of technical paperwork items with the subscription documents. The Company anticipates that the technical items will be corrected in the near future and the shares will be issued to the investors.

A chapter 7 trustee (the “Trustee”) made a claim in 2016 against the Company relating to an October 1, 2014 agreement between the Company and debtor in the Chapter 7 bankruptcy (the “Debtor”). In relation to the claim, the Company had previously recorded a $70,000 payable for a bankruptcy vendor judgment from August 2018.  Effective June 10, 2022, the Company settled the bankruptcy vendor judgment for a cash payment of $12,500. The judgment had been purchased by a third party in December 2019 and the cash payment is full and final settlement including an executed general waiver and release in favor of the judgment debtor. As a result of the settlement, the Company will record a $57,500 gain on settlement.  See Note 8 – Commitments and Contingencies.

On June 29, 2022, a lender of a $55,000 convertible unsecured promissory note dated January 4, 2022 elected to convert $25,000 of the principal amount into 1,811,594 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $30,000 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $1,199 and the debt issue costs balance is $847 after the conversion.  See Note 3 – Debt.

On July 11, 2022, the same lender of the $55,000 convertible unsecured promissory note dated January 4, 2022 discussed above, elected to convert the remaining $30,000 balance of the principal amount and $2,200 of accrued interest into 2,333,333 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $0 after the conversion. As a result of the conversion, the Company adjusted the remaining balance of the previously recorded debt issue costs to interest expense in the amount of $847.  See Note 3 – Debt.

From May 20, 2022 through June 24, 2022, the Company executed lease deposits for 4 stadiums in Alabama, Arkansas, Ohio and Virginia related to game locations for the 2022 football season to commence August 9, 2022.  In total, the Company paid $115,000 for the lease deposits.

On June 13, 2022, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $100,000, convertible into shares of common stock of the Company. Additionally, the SPA provided for the issuance of five million (5,000,000) shares of the Company’s $0.001 par value common stock.  The Company received $100,000 of proceeds for working capital purposes from the issuance of the convertible promissory note. Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in six (6) months from the date of issuance or January 13, 2023.

The principal amount of the promissory note may be prepaid in full solely during the dates set forth below, which shall be subject to the following upward adjustments, subject to the payment period upon which the date all amounts hereunder are paid in full by the Borrower occurs, as follows:

Date of Note Satisfaction	Payment Amount
0 to 45 days after the Issue Date	125% of principal amount plus accrued interest

Subsequent to 45 days after the Issue Date, the Company has no right or option to prepay the principal amount.

The lender from time to time, and at any time during the period beginning on the date which is forty five (45) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (50%) of the of the lowest trading price of the Common Stock during the twenty (20) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $200,000. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of July 13, 2022, recorded as a $100,000 put premium liability with an offset to interest expense.

The Company evaluated the 5,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 13, 2022, the date of issuance.  As a result, the Company will allocate $51,807 to the stock which will be recorded as a debt discount with an offset to additional paid in capital.  The debt discount for the stock will be amortized over the sic month term of the Note.

On June 29, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or June 29, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of June 29, 2022, recorded as a $29,615 put premium liability with an offset to interest expense.

On June 29, 2022, the Company will record debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.

On July 15, 2022, the Company received $160,000 of net proceeds from the issuance of a $200,000 face value note payable with an original issue discount of $40,000. Interest is accrued at ten percent (10%) annually and the principal amount and interest shall be due and payable in seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".

Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

On July 22, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $53,000, convertible into shares of common stock of the Company. The Company received $50,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or July 22, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $81,538. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of June 29, 2022, recorded as a $28,538 put premium liability with an offset to interest expense.

On July 22, 2022, the Company will record debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.